Financial Instruments (Schedule of Reconciliation Financial Instruments Carried at Fair Value) (Details) - Level 3 [Member] € in Thousands	6 Months Ended
Jun. 30, 2020 EUR (€)
Income receivable in connection with the Erez Electricity PSP [Member]
Disclosure of fair value measurement of assets [line items]
Balance as at Beginning	€ 1,418
Compensation as per agreement with Erez Electricity Ltd.	(1,418)
Balance as at Ending
Dori Energy Loan [Member]
Disclosure of fair value measurement of assets [line items]
Balance as at Beginning	10,595
Repayment of loan to an equity accounted investee	(2,505)
Total income recognized in profit or loss	386
Interest	294
Foreign Currency translation adjustments	(92)
Balance as at Ending	8,678
Financial power swap [Member]
Disclosure of fair value measurement of assets [line items]
Balance as at Beginning	4,967
Total income recognized in profit or loss	(10,399)
Balance as at Ending	€ (5,432)